LEASES, Lease-Related Costs (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021
LEASES [Abstract]
Finance lease				$ 0
Lease-Related Costs [Abstract]
Operating lease cost	$ 240	$ 0	$ 0	630
Short-term lease cost	133	127	122	524
Variable lease cost	21	0	0	63
Total lease cost	$ 394	$ 127	$ 122	$ 1,217